SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
14.	SHARE CAPITAL

As of December 31, 2011 and 2012, the authorized share capital of the Company was US$ 1,000,000, divided into 200,000,000 ordinary shares.

In July 2006, the Company issued 2,834,037 ordinary shares in a private placement to certain individuals including certain executives and directors of the Company, for RMB 62,918 or US$ 2.77 per share, pursuant to a financing arrangement agreed amongst the shareholders and the Company’s board of directors The issuance price per ordinary share of US$ 2.77 was lower than the fair value of the Company’s ordinary shares as of the date of the agreement and the difference of RMB 9,564 was recognized as share-based compensation expenses.

On October 31, 2006, upon the completion of the initial public offering, the Company issued 5,874,237 ADSs or 11,748,474 shares, which were priced at US$ 13.8 per ADS. Each ADS represents two ordinary shares. Total proceeds, net of issuance costs paid and payable from the offering, amounted to RMB 581,252. Upon completion of the Company’s initial public offering, all convertible preferred shares were automatically converted into 22,924,886 ordinary shares. The Company’s authorized shares became 200,000,000 shares of US$ 0.005 par value per ordinary share.

In May 2007, the Company completed a secondary offering, during which it issued 1,478,155 ADSs or 2,956,310 shares, which were priced at US$ 34.27 per ADS, or US$ 17.135 per share. Total proceeds, net of issuance costs paid and payable from the offering, amounted to RMB 370,379.

On October 22, 2007, the Company issued US$ 28,252 in equity, or 655,831 ordinary shares, to selling shareholders of Top Star hotel chain. The purchase price per ordinary share was set at US$ 21.539 or US$ 43.078 per ADS. Total proceeds, net of issuance costs from the issuance, amounted to RMB 106,022.

On May 21, 2009, the Company issued US$50,000 in equity, or 7,514,503 ordinary shares, to Ctrip.com International, Ltd. through a private placement. The purchase price per ordinary share is set at US$6.6538 or US$13.3076 per ADS. Total proceeds, net of issuance costs from the issuance, amounted to RMB 341,078.

On September 30, 2011, the Company issued US$105,008 in equity, or 8,149,616 ordinary shares, to selling shareholders of Motel 168. The purchase price per ordinary share was set at US$12.885 or US$25.77 per ADS. The total value amounted to RMB 667,314 (Note 6).